Average Annual Total Returns - International Government Bond Fund	None 1 Year	None 5 Years	None 10 Years	Blended Index 1 Year	Blended Index 5 Years	Blended Index 10 Years	FTSE WGBI (unhedged) (reflects no deduction for fees, expenses or taxes) 1 Year	FTSE WGBI (unhedged) (reflects no deduction for fees, expenses or taxes) 5 Years	FTSE WGBI (unhedged) (reflects no deduction for fees, expenses or taxes) 10 Years	JPMorgan EMBI Global Diversified Index (reflects no deduction for fees, expenses or taxes) 1 Year	JPMorgan EMBI Global Diversified Index (reflects no deduction for fees, expenses or taxes) 5 Years	JPMorgan EMBI Global Diversified Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	10.26%	5.43%	3.18%	8.92%	5.54%	3.53%	10.11%	4.78%	2.32%	5.26%	7.08%	6.22%